PGIM QMA Large-Cap Core Equity PLUS Fund
Schedule of Investments as of December 31, 2019 (unaudited)
Description	Shares	Value
Long-Term Investments 129.8%
Common Stocks 129.6%
Aerospace & Defense 3.6%
Arconic, Inc.	6,100	$ 187,697
General Dynamics Corp.	890	156,951
Huntington Ingalls Industries, Inc.	500	125,440
Lockheed Martin Corp.	510	198,584
United Technologies Corp.(u)	1,480	221,645
		890,317
Automobiles 0.6%
Ford Motor Co.	14,500	134,850
Banks 5.6%
Bancorp, Inc. (The)*	6,100	79,117
Bank of America Corp.(u)	12,900	454,338
Citigroup, Inc.(u)	4,200	335,538
Civista Bancshares, Inc.	2,600	62,400
Esquire Financial Holdings, Inc.*	500	13,035
Evans Bancorp, Inc.	300	12,030
JPMorgan Chase & Co.	1,100	153,340
Midland States Bancorp, Inc.	4,300	124,528
OFG Bancorp (Puerto Rico)	2,500	59,025
Popular, Inc. (Puerto Rico)	1,000	58,750
Reliant Bancorp, Inc.	700	15,568
South Plains Financial, Inc.	1,000	20,870
		1,388,539
Beverages 1.8%
Coca-Cola Co. (The)	1,800	99,630
Keurig Dr. Pepper, Inc.	4,200	121,590
Monster Beverage Corp.*	600	38,130
PepsiCo, Inc.	1,380	188,605
		447,955
Biotechnology 6.4%
AbbVie, Inc.(u)	2,700	239,058
Alexion Pharmaceuticals, Inc.*	1,260	136,269
Amgen, Inc.(u)	1,120	269,999
Biogen, Inc.*	640	189,907
Gilead Sciences, Inc.	3,000	194,940
Incyte Corp.*	1,600	139,712
Regeneron Pharmaceuticals, Inc.*	400	150,192

PGIM QMA Large-Cap Core Equity PLUS Fund
Schedule of Investments as of December 31, 2019 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Biotechnology (cont’d.)
Vanda Pharmaceuticals, Inc.*	4,700	$ 77,127
Vertex Pharmaceuticals, Inc.*	840	183,918
		1,581,122
Building Products 1.2%
American Woodmark Corp.*	700	73,157
Builders FirstSource, Inc.*	3,700	94,017
Universal Forest Products, Inc.	2,740	130,698
		297,872
Capital Markets 2.5%
Affiliated Managers Group, Inc.	1,230	104,230
Ameriprise Financial, Inc.	160	26,653
Brightsphere Investment Group, Inc.	9,600	98,112
Goldman Sachs Group, Inc. (The)	750	172,447
Morgan Stanley	3,800	194,256
Silvercrest Asset Management Group, Inc. (Class A Stock)	700	8,806
		604,504
Chemicals 2.7%
CF Industries Holdings, Inc.	2,400	114,576
Corteva, Inc.	700	20,692
DuPont de Nemours, Inc.	2,300	147,660
Huntsman Corp.	2,900	70,064
Koppers Holdings, Inc.*	4,100	156,702
PQ Group Holdings, Inc.*	2,100	36,078
Sherwin-Williams Co. (The)	200	116,708
		662,480
Commercial Services & Supplies 1.1%
Deluxe Corp.	300	14,976
Knoll, Inc.	4,800	121,248
Steelcase, Inc. (Class A Stock)	6,600	135,036
		271,260
Communications Equipment 1.7%
Cisco Systems, Inc.(u)	6,700	321,332

PGIM QMA Large-Cap Core Equity PLUS Fund
Schedule of Investments as of December 31, 2019 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Communications Equipment (cont’d.)
Clearfield, Inc.*	3,800	$ 52,972
Comtech Telecommunications Corp.	900	31,941
		406,245
Construction & Engineering 0.4%
Dycom Industries, Inc.*	40	1,886
EMCOR Group, Inc.	1,200	103,560
		105,446
Construction Materials 0.9%
Forterra, Inc.*	1,000	11,560
Martin Marietta Materials, Inc.	300	83,892
Vulcan Materials Co.	870	125,271
		220,723
Consumer Finance 0.9%
Capital One Financial Corp.	1,700	174,947
Navient Corp.	4,200	57,456
		232,403
Containers & Packaging 0.1%
Westrock Co.	500	21,455
Distributors 0.5%
LKQ Corp.*	3,700	132,090
Diversified Consumer Services 0.5%
Carriage Services, Inc.	4,600	117,760
Diversified Financial Services 1.3%
Berkshire Hathaway, Inc. (Class B Stock)*	900	203,850
Jefferies Financial Group, Inc.	5,600	119,672
		323,522
Diversified Telecommunication Services 2.8%
AT&T, Inc.(u)	8,800	343,904
Verizon Communications, Inc.(u)	5,700	349,980
		693,884

PGIM QMA Large-Cap Core Equity PLUS Fund
Schedule of Investments as of December 31, 2019 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Electric Utilities 1.3%
Exelon Corp.	3,600	$ 164,124
FirstEnergy Corp.	600	29,160
MGE Energy, Inc.	200	15,764
Portland General Electric Co.	300	16,737
Southern Co. (The)	1,300	82,810
		308,595
Electrical Equipment 0.4%
Acuity Brands, Inc.	160	22,080
Atkore International Group, Inc.*	2,000	80,920
		103,000
Electronic Equipment, Instruments & Components 2.6%
CDW Corp.	1,300	185,692
Itron, Inc.*	1,800	151,110
Jabil, Inc.	800	33,064
Keysight Technologies, Inc.*	700	71,841
PC Connection, Inc.	2,600	129,116
ScanSource, Inc.*	600	22,170
SYNNEX Corp.	300	38,640
		631,633
Energy Equipment & Services 0.3%
Matrix Service Co.*	400	9,152
National Oilwell Varco, Inc.	2,700	67,635
		76,787
Entertainment 2.1%
Electronic Arts, Inc.*	1,100	118,261
Lions Gate Entertainment Corp. (Class B Stock)*	13,600	135,048
Marcus Corp. (The)	3,800	120,726
Spotify Technology SA*	100	14,955
Take-Two Interactive Software, Inc.*	1,100	134,673
		523,663
Equity Real Estate Investment Trusts (REITs) 2.9%
American Tower Corp.	440	101,121
Apple Hospitality REIT, Inc.	1,500	24,375
Braemar Hotels & Resorts, Inc.	10,500	93,765
Columbia Property Trust, Inc.	5,900	123,369

PGIM QMA Large-Cap Core Equity PLUS Fund
Schedule of Investments as of December 31, 2019 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Equity Real Estate Investment Trusts (REITs) (cont’d.)
CoreCivic, Inc.	800	$ 13,904
DiamondRock Hospitality Co.	2,000	22,160
EPR Properties	1,700	120,088
Franklin Street Properties Corp.	9,700	83,032
Paramount Group, Inc.	6,000	83,520
Ryman Hospitality Properties, Inc.	700	60,662
		725,996
Food & Staples Retailing 0.8%
Costco Wholesale Corp.	100	29,392
Performance Food Group Co.*	500	25,740
Walgreens Boots Alliance, Inc.	2,400	141,504
Walmart, Inc.	100	11,884
		208,520
Food Products 2.3%
Archer-Daniels-Midland Co.	1,300	60,255
Bunge Ltd.	2,200	126,610
General Mills, Inc.	200	10,712
J.M. Smucker Co. (The)	530	55,189
Kraft Heinz Co. (The)	600	19,278
Pilgrim’s Pride Corp.*	3,900	127,588
Tyson Foods, Inc. (Class A Stock)	1,900	172,976
		572,608
Gas Utilities 0.5%
UGI Corp.	2,800	126,448
Health Care Equipment & Supplies 5.5%
AngioDynamics, Inc.*	7,800	124,878
Baxter International, Inc.	700	58,534
Becton, Dickinson & Co.	600	163,182
DENTSPLY SIRONA, Inc.	2,400	135,816
Edwards Lifesciences Corp.*	800	186,632
Hill-Rom Holdings, Inc.	200	22,706
Hologic, Inc.*	2,700	140,967
Integer Holdings Corp.*	300	24,129
Medtronic PLC(u)	2,500	283,625
Natus Medical, Inc.*	900	29,691
STERIS PLC	330	50,299

PGIM QMA Large-Cap Core Equity PLUS Fund
Schedule of Investments as of December 31, 2019 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Health Care Equipment & Supplies (cont’d.)
Stryker Corp.	190	$ 39,889
Zimmer Biomet Holdings, Inc.	630	94,298
		1,354,646
Health Care Providers & Services 4.3%
AmerisourceBergen Corp.	600	51,012
Anthem, Inc.	600	181,218
Cigna Corp.	932	190,585
CVS Health Corp.(u)	3,000	222,870
DaVita, Inc.*	1,800	135,054
HCA Healthcare, Inc.	1,130	167,025
UnitedHealth Group, Inc.	310	91,134
Universal Health Services, Inc. (Class B Stock)	200	28,692
		1,067,590
Hotels, Restaurants & Leisure 1.8%
Golden Entertainment, Inc.*	6,700	128,774
McDonald’s Corp.	300	59,283
RCI Hospitality Holdings, Inc.	1,700	34,850
Starbucks Corp.	2,500	219,800
		442,707
Household Durables 1.5%
Cavco Industries, Inc.*	600	117,228
Lennar Corp. (Class A Stock)	300	16,737
M/I Homes, Inc.*	2,600	102,310
Meritage Homes Corp.*	1,400	85,554
NVR, Inc.*	10	38,084
		359,913
Household Products 1.1%
Procter & Gamble Co. (The)(u)	2,100	262,290
Independent Power & Renewable Electricity Producers 1.2%
Atlantic Power Corp.*	10,400	24,232
NRG Energy, Inc.	3,700	147,075
Vistra Energy Corp.	5,000	114,950
		286,257

PGIM QMA Large-Cap Core Equity PLUS Fund
Schedule of Investments as of December 31, 2019 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Industrial Conglomerates 1.0%
General Electric Co.(u)	21,200	$ 236,592
Insurance 2.7%
Allstate Corp. (The)	1,400	157,430
American Equity Investment Life Holding Co.	4,700	140,671
American International Group, Inc.	3,100	159,123
Hallmark Financial Services, Inc.*	1,500	26,355
MetLife, Inc.	3,500	178,395
		661,974
Interactive Media & Services 6.0%
Alphabet, Inc. (Class A Stock)*(u)	278	372,350
Alphabet, Inc. (Class C Stock)*(u)	291	389,073
Facebook, Inc. (Class A Stock)*(u)	2,920	599,330
Liberty TripAdvisor Holdings, Inc. (Class A Stock)*	16,900	124,215
		1,484,968
Internet & Direct Marketing Retail 3.4%
Amazon.com, Inc.*(u)	255	471,199
Booking Holdings, Inc.*	100	205,373
eBay, Inc.	3,800	137,218
Qurate Retail, Inc. (Class A Stock)*	4,200	35,406
		849,196
IT Services 6.8%
Accenture PLC (Class A Stock)	990	208,464
Automatic Data Processing, Inc.	400	68,200
CACI International, Inc. (Class A Stock)*	110	27,499
Cognizant Technology Solutions Corp. (Class A Stock)	2,400	148,848
FleetCor Technologies, Inc.*	500	143,860
Hackett Group, Inc. (The)	5,700	91,998
Leidos Holdings, Inc.	1,500	146,835
Mastercard, Inc. (Class A Stock)	700	209,013
Perspecta, Inc.	4,300	113,692
VeriSign, Inc.*	290	55,877
Virtusa Corp.*	2,800	126,924
Visa, Inc. (Class A Stock)(u)	1,805	339,160
		1,680,370

PGIM QMA Large-Cap Core Equity PLUS Fund
Schedule of Investments as of December 31, 2019 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Life Sciences Tools & Services 1.3%
IQVIA Holdings, Inc.*	830	$ 128,243
Thermo Fisher Scientific, Inc.	620	201,420
		329,663
Machinery 1.7%
Gates Industrial Corp. PLC*	10,700	147,232
Oshkosh Corp.	1,500	141,975
Park-Ohio Holdings Corp.	500	16,825
Wabash National Corp.	8,100	118,989
		425,021
Media 1.8%
Charter Communications, Inc. (Class A Stock)*	300	145,524
Comcast Corp. (Class A Stock)	1,800	80,946
Discovery, Inc. (Class C Stock)*	4,400	134,156
ViacomCBS, Inc. (Class B Stock)	1,848	77,561
		438,187
Metals & Mining 0.3%
Steel Dynamics, Inc.	2,000	68,080
Mortgage Real Estate Investment Trusts (REITs) 0.7%
Colony Credit Real Estate, Inc.	5,400	71,064
Ladder Capital Corp.	1,112	20,060
Western Asset Mortgage Capital Corp.	8,900	91,937
		183,061
Multiline Retail 0.9%
Big Lots, Inc.	1,200	34,464
Target Corp.	1,500	192,315
		226,779
Multi-Utilities 0.8%
Dominion Energy, Inc.	1,000	82,820
MDU Resources Group, Inc.	900	26,739
Sempra Energy	500	75,740
		185,299

PGIM QMA Large-Cap Core Equity PLUS Fund
Schedule of Investments as of December 31, 2019 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Oil, Gas & Consumable Fuels 3.5%
Ardmore Shipping Corp. (Ireland)*	17,400	$ 157,470
Exxon Mobil Corp.	600	41,868
HollyFrontier Corp.	1,300	65,923
Kinder Morgan, Inc.	2,600	55,042
Nordic American Tankers Ltd.	14,600	71,832
Phillips 66	1,330	148,175
SM Energy Co.	11,600	130,384
Valero Energy Corp.	1,700	159,205
World Fuel Services Corp.	800	34,736
		864,635
Personal Products 0.6%
Coty, Inc. (Class A Stock)	11,400	128,250
Nu Skin Enterprises, Inc. (Class A Stock)	200	8,196
		136,446
Pharmaceuticals 5.4%
Bristol-Myers Squibb Co.(u)	4,200	269,598
Horizon Therapeutics PLC*	4,400	159,280
Jazz Pharmaceuticals PLC*	140	20,899
Johnson & Johnson(u)	2,200	320,914
Merck & Co., Inc.(u)	4,000	363,800
Mylan NV*	500	10,050
Zoetis, Inc.	1,400	185,290
		1,329,831
Professional Services 1.0%
Barrett Business Services, Inc.	1,400	126,644
Kforce, Inc.	3,100	123,070
		249,714
Real Estate Management & Development 0.8%
Jones Lang LaSalle, Inc.	200	34,818
Newmark Group, Inc. (Class A Stock)	12,217	164,380
		199,198

PGIM QMA Large-Cap Core Equity PLUS Fund
Schedule of Investments as of December 31, 2019 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Road & Rail 0.3%
ArcBest Corp.	800	$ 22,080
Kansas City Southern	300	45,948
		68,028
Semiconductors & Semiconductor Equipment 5.1%
Applied Materials, Inc.	2,900	177,016
Broadcom, Inc.	600	189,612
Intel Corp.(u)	6,900	412,965
Lam Research Corp.	300	87,720
Micron Technology, Inc.*	3,600	193,608
QUALCOMM, Inc.	2,200	194,106
		1,255,027
Software 12.1%
Adobe, Inc.*(u)	900	296,829
Cadence Design Systems, Inc.*	1,200	83,232
Cerence, Inc.*	837	18,941
CommVault Systems, Inc.*	100	4,464
Fortinet, Inc.*	1,800	192,168
Intuit, Inc.	780	204,306
LogMeIn, Inc.	800	68,592
Microsoft Corp.(u)	8,000	1,261,600
NortonLifeLock, Inc.	1,000	25,520
Nuance Communications, Inc.*	2,200	39,226
Oracle Corp.(u)	5,000	264,900
Progress Software Corp.	2,700	112,185
SS&C Technologies Holdings, Inc.	2,100	128,940
Synopsys, Inc.*	1,100	153,120
TiVo Corp.	14,900	126,352
		2,980,375
Specialty Retail 1.6%
AutoNation, Inc.*	1,000	48,630
Best Buy Co., Inc.	300	26,340
Lowe’s Cos., Inc.	1,700	203,592
Sonic Automotive, Inc. (Class A Stock)	4,100	127,100
		405,662

PGIM QMA Large-Cap Core Equity PLUS Fund
Schedule of Investments as of December 31, 2019 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Technology Hardware, Storage & Peripherals 5.6%
Apple, Inc.(u)	4,550	$ 1,336,107
Xerox Holdings Corp.	1,300	47,931
		1,384,038
Textiles, Apparel & Luxury Goods 0.2%
PVH Corp.	360	37,854
Thrifts & Mortgage Finance 0.5%
Federal Agricultural Mortgage Corp. (Class C Stock)	900	75,150
Merchants Bancorp	2,800	55,188
		130,338
Tobacco 0.9%
Altria Group, Inc.(u)	4,500	224,595
Trading Companies & Distributors 1.4%
BMC Stock Holdings, Inc.*	5,600	160,664
GMS, Inc.*	4,000	108,320
Herc Holdings, Inc.*	1,500	73,410
		342,394
Total Common Stocks (cost $26,948,147)		31,960,405
Exchange-Traded Fund 0.2%
SPDR S&P 500 ETF Trust (cost $62,437)	200	64,372

Total Long-Term Investments (cost $27,010,584)		32,024,777

Short-Term Investment 0.1%
Affiliated Mutual Fund
PGIM Core Ultra Short Bond Fund (cost $16,306)(w)	16,306	16,306

TOTAL INVESTMENTS, BEFORE SECURITIES SOLD SHORT (cost $27,026,890)		32,041,083
Securities Sold Short (29.8)%

PGIM QMA Large-Cap Core Equity PLUS Fund
Schedule of Investments as of December 31, 2019 (unaudited) (continued)
Description	Shares	Value

Common Stocks
Aerospace & Defense (0.4)%
Axon Enterprise, Inc.*	300	$ (21,984)
Kratos Defense & Security Solutions, Inc.*	3,700	(66,637)
		(88,621)
Auto Components (0.1)%
Dorman Products, Inc.*	200	(15,144)
Banks (0.5)%
Commerce Bancshares, Inc.	315	(21,401)
Cullen/Frost Bankers, Inc.	800	(78,224)
Triumph Bancorp, Inc.*	900	(34,218)
		(133,843)
Biotechnology (3.9)%
Acceleron Pharma, Inc.*	700	(37,114)
Agios Pharmaceuticals, Inc.*	1,300	(62,075)
Atara Biotherapeutics, Inc.*	2,000	(32,940)
BioCryst Pharmaceuticals, Inc.*	3,800	(13,110)
Blueprint Medicines Corp.*	200	(16,022)
Constellation Pharmaceuticals, Inc.*	1,500	(70,665)
Epizyme, Inc.*	3,100	(76,260)
Fate Therapeutics, Inc.*	2,500	(48,925)
Flexion Therapeutics, Inc.*	1,300	(26,910)
Heron Therapeutics, Inc.*	1,900	(44,650)
Insmed, Inc.*	3,000	(71,640)
Momenta Pharmaceuticals, Inc.*	3,300	(65,109)
Myriad Genetics, Inc.*	2,600	(70,798)
Sarepta Therapeutics, Inc.*	2,230	(287,759)
Stemline Therapeutics, Inc.*	1,700	(18,071)
Y-mAbs Therapeutics, Inc.*	400	(12,500)
		(954,548)
Building Products (0.8)%
Lennox International, Inc.	760	(185,417)
Capital Markets (0.2)%
Hamilton Lane, Inc. (Class A Stock)	1,000	(59,600)
Chemicals (1.5)%
International Flavors & Fragrances, Inc.	1,570	(202,562)

PGIM QMA Large-Cap Core Equity PLUS Fund
Schedule of Investments as of December 31, 2019 (unaudited) (continued)
Description	Shares	Value

Common Stocks (Continued)
Chemicals (cont’d.)
Quaker Chemical Corp.	600	$ (98,712)
Sensient Technologies Corp.	1,000	(66,090)
		(367,364)
Commercial Services & Supplies (0.8)%
Stericycle, Inc.*	3,200	(204,192)
Communications Equipment (0.9)%
Lumentum Holdings, Inc.*	2,300	(182,390)
Plantronics, Inc.	1,400	(38,276)
		(220,666)
Construction & Engineering (0.1)%
Argan, Inc.	500	(20,070)
Diversified Consumer Services (0.1)%
OneSpaWorld Holdings Ltd. (Bahamas)*	2,100	(35,364)
Electronic Equipment, Instruments & Components (1.8)%
Cognex Corp.	1,200	(67,248)
FARO Technologies, Inc.*	600	(30,210)
FLIR Systems, Inc.	2,400	(124,968)
II-VI, Inc.*	2,400	(80,808)
Napco Security Technologies, Inc.*	600	(17,634)
nLight, Inc.*	1,400	(28,392)
Novanta, Inc.*	1,000	(88,440)
		(437,700)
Entertainment (0.9)%
Roku, Inc.*	1,700	(227,630)
Equity Real Estate Investment Trusts (REITs) (0.9)%
Americold Realty Trust	6,300	(220,878)
Food & Staples Retailing (0.0)%
Chefs’ Warehouse, Inc. (The)*	300	(11,433)
Food Products (0.6)%
Cal-Maine Foods, Inc.	1,500	(64,125)

PGIM QMA Large-Cap Core Equity PLUS Fund
Schedule of Investments as of December 31, 2019 (unaudited) (continued)
Description	Shares	Value

Common Stocks (Continued)
Food Products (cont’d.)
Freshpet, Inc.*	1,200	$ (70,908)
Limoneira Co.	600	(11,538)
		(146,571)
Health Care Equipment & Supplies (2.2)%
Axonics Modulation Technologies, Inc.*	1,200	(33,252)
BioLife Solutions, Inc.*	700	(11,326)
Cantel Medical Corp.	700	(49,630)
CryoPort, Inc.*	1,200	(19,752)
Heska Corp.*	300	(28,782)
iRhythm Technologies, Inc.*	900	(61,281)
Misonix, Inc.*	500	(9,305)
Nevro Corp.*	500	(58,770)
OrthoPediatrics Corp.*	500	(23,495)
Penumbra, Inc.*	1,300	(213,551)
Sientra, Inc.*	1,700	(15,198)
ViewRay, Inc.*	3,400	(14,348)
		(538,690)
Health Care Providers & Services (1.5)%
Addus HomeCare Corp.*	500	(48,610)
BioTelemetry, Inc.*	1,200	(55,560)
Guardant Health, Inc.*	3,000	(234,420)
PetIQ, Inc.*	800	(20,040)
		(358,630)
Health Care Technology (0.3)%
Inspire Medical Systems, Inc.*	400	(29,684)
Tabula Rasa HealthCare, Inc.*	700	(34,076)
Vocera Communications, Inc.*	400	(8,304)
		(72,064)
Hotels, Restaurants & Leisure (0.3)%
Noodles & Co.*	1,600	(8,864)
Shake Shack, Inc. (Class A Stock)*	1,200	(71,484)
		(80,348)
Household Durables (0.2)%
Sonos, Inc.*	3,700	(57,794)

PGIM QMA Large-Cap Core Equity PLUS Fund
Schedule of Investments as of December 31, 2019 (unaudited) (continued)
Description	Shares	Value

Common Stocks (Continued)
Household Products (0.0)%
WD-40 Co.	60	$ (11,648)
Independent Power & Renewable Electricity Producers (0.4)%
Clearway Energy, Inc. (Class A Stock)	2,800	(53,536)
Pattern Energy Group, Inc. (Class A Stock)	1,400	(37,457)
		(90,993)
Insurance (0.4)%
eHealth, Inc.*	800	(76,864)
Markel Corp.*	20	(22,863)
		(99,727)
Interactive Media & Services (0.3)%
Cargurus, Inc.*	1,900	(66,842)
Internet & Direct Marketing Retail (0.6)%
Grubhub, Inc.*	3,100	(150,784)
IT Services (2.0)%
MongoDB, Inc.*	900	(118,449)
Okta, Inc.*	1,300	(149,981)
Square, Inc. (Class A Stock)*	3,700	(231,472)
		(499,902)
Leisure Products (0.1)%
Clarus Corp.	1,000	(13,560)
Life Sciences Tools & Services (0.4)%
Codexis, Inc.*	2,100	(33,579)
NanoString Technologies, Inc.*	1,200	(33,384)
Quanterix Corp.*	1,000	(23,630)
		(90,593)
Machinery (0.8)%
Actuant Corp. (Class A Stock)	2,100	(54,663)
Energy Recovery, Inc.*	1,900	(18,601)
Lindsay Corp.	400	(38,396)
RBC Bearings, Inc.*	300	(47,502)
Xylem, Inc.	400	(31,516)
		(190,678)

PGIM QMA Large-Cap Core Equity PLUS Fund
Schedule of Investments as of December 31, 2019 (unaudited) (continued)
Description	Shares	Value

Common Stocks (Continued)
Media (0.3)%
Cardlytics, Inc.*	800	$ (50,288)
New York Times Co. (The) (Class A Stock)	1,100	(35,387)
		(85,675)
Mortgage Real Estate Investment Trusts (REITs) (0.0)%
Blackstone Mortgage Trust, Inc. (Class A Stock)	200	(7,444)
Oil, Gas & Consumable Fuels (0.1)%
Renewable Energy Group, Inc.*	1,300	(35,035)
Pharmaceuticals (0.3)%
Aerie Pharmaceuticals, Inc.*	1,600	(38,672)
Dermira, Inc.*	1,900	(28,804)
		(67,476)
Professional Services (0.2)%
Upwork, Inc.*	3,900	(41,613)
Willdan Group, Inc.*	400	(12,712)
		(54,325)
Semiconductors & Semiconductor Equipment (0.1)%
Impinj, Inc.*	800	(20,688)
Software (4.3)%
Alteryx, Inc. (Class A Stock)*	1,700	(170,119)
Anaplan, Inc.*	1,600	(83,840)
Appfolio, Inc. (Class A Stock)*	600	(65,970)
Coupa Software, Inc.*	2,100	(307,125)
Everbridge, Inc.*	400	(31,232)
Guidewire Software, Inc.*	200	(21,954)
Instructure, Inc.*	1,300	(62,673)
Q2 Holdings, Inc.*	1,200	(97,296)
SailPoint Technologies Holding, Inc.*	2,900	(68,440)
Smartsheet, Inc. (Class A Stock)*	1,400	(62,888)
Varonis Systems, Inc.*	1,000	(77,710)
Workday, Inc. (Class A Stock)*	90	(14,801)
		(1,064,048)
Specialty Retail (0.2)%
Five Below, Inc.*	300	(38,358)

PGIM QMA Large-Cap Core Equity PLUS Fund
Schedule of Investments as of December 31, 2019 (unaudited) (continued)
Description	Shares	Value

Common Stocks (Continued)
Technology Hardware, Storage & Peripherals (0.6)%
Immersion Corp.*	1,100	$ (8,173)
Pure Storage, Inc. (Class A Stock)*	8,900	(152,279)
		(160,452)
Trading Companies & Distributors (0.6)%
Air Lease Corp.	200	(9,504)
SiteOne Landscape Supply, Inc.*	1,400	(126,910)
Textainer Group Holdings Ltd. (China)*	1,100	(11,781)
		(148,195)
Wireless Telecommunication Services (0.1)%
Boingo Wireless, Inc.*	1,500	(16,425)

Total Securities Sold Short (proceeds received $6,667,162)		(7,349,415)

TOTAL INVESTMENTS, NET OF SECURITIES SOLD SHORT 100.1% (cost $20,359,728)		24,691,668
Liabilities in excess of other assets (0.1)%		(24,031)

Net Assets 100.0%		$ 24,667,637

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

ETF—Exchange-Traded Fund
REITs—Real Estate Investment Trust
S&P—Standard & Poor’s
SPDR—Standard & Poor’s Depositary Receipts

*	Non-income producing security.
(u)	Represents security, or a portion thereof, segregated as collateral for short sales.
(w)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).